Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries

The exchange rates of the Real (R$) for the functional currencies of its subsidiaries on December 31, 2018 and 2017 are:

Currency	December 31, 2018	December 31, 2017
United States dollar (USD)	3,8748	3,3080
Pound Sterling (GBP)	4,9617	4,4714
Euro (EUR)	4,4390	3,9693

Summary of Total Impact on IFRS 9 Financial Instruments

The total impact on the Company’s financial position as at January 1, 2018 is as follows:

Assets
Trades receivables	(10,932)
Investments in joint ventures	(1,340)
Deferred tax	3,584
Equity
Retained earnings	8,688

Summary of IFRS 15 Revenue from Contracts with Customers recognized on Balance Sheet

In summary, the following adjustments were made to the amounts recognized in the statement of financial position at the date of initial application:

	January 1, 2018
	IAS 18	IFRS 12	Reclassification	IFRS 15
Intangible assets	8,346	180,152	(188,498)	—
Other non-current assets (contract asset)	—	—	188,498	188,498